Accounts Receivable - Summary of Movement in Allowance for Doubtful Debts (Detail) - Accounts receivables [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [Line Items]
Balance, beginning of year	¥ 5,466	¥ 4,910	¥ 4,464
Allowance for the year	3,325	3,999	3,365
Written-off during the year	(3,581)	(3,443)	(2,919)
Balance, end of year	¥ 5,210	¥ 5,466	¥ 4,910